Cover	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	F-4
Entity Registrant Name	Babylon Holdings Ltd
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001866390
Amendment Flag	false